FORM 13F

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS WHICH SHOULD HAVE BEEN REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2005 AND FOR WHICH A REQUEST FOR CONFIDENTIAL TREATMENT SHOULD HAVE BEEN FILED BUT WAS NOT FILED AND
TIME FOR CONFIDENTIAL TREATMENT HAS SINCE EXPIRED.

Report for the Calendar Year or Quarter Ended: December 31, 2004

If amended report check here:      |X|                    Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement.
                                   |X| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     Research Affiliates, LLC
          800 E Colorado Ave #870
          Pasadena, CA 91101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janine Nesbit
Title:    Chief Administrative Officer
Phone:    (626) 584-2100

Signature, Place, and Date of Signing:

/s/ Janine Nesbit        Pasadena, CA 91101  March 20, 2006
    (Signature)          [City, State]       [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13FCOMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.

1.   None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      124

Form 13F Information Table Value Total:  $64,306
                                     (thousands)

Form 13F for these holdings was previously filed under the name of the investment vehicle, Research Affiliates Fundamental Index L.P. The investment manager for these holdings is Research Affiliates, LLC, as indicated in the current report.

Holdings of fewer than 10,000 shares with aggregate fair market value below $200,000 have been omitted from this report as per paragraph 10 of the Form 13F Special Instructions published by the SEC.


SEC FORM 13F          REPORTING MANAGER: RESEARCH AFFILIATES, LLC 						DECEMBER 31, 2004
NAME OF ISSUER                   TITLE OF     CUSIP      VALUE       SHARES/       SH/      INV      OTHER       VOTING AUTHORITY
                                 CLASS                   x$1000      PRN AMT       PRN      DISCR    MANAGERS    SOLE  SHARED  NONE
ABBOTT LABORATORIES               COM          00282410           427         9,153 SH       SOLE                 9,153
AGERE SYSTEMS INC                 COM          00845V20            18        13,076 SH       SOLE                 13,076
ALBERTSONS INC                    COM          01310410           264        11,041 SH       SOLE                 11,041
ALCOA INC                         COM          01381710           263         8,377 SH       SOLE                 8,377
ALLSTATE CORP                     COM          02000210           488         9,426 SH       SOLE                 9,426
ALTRIA GROUP INC                  COM          02209S10         1,178        19,276 SH       SOLE                 19,276
AMERICAN ELECTRIC POWER CO INC    COM          02553710           345        10,059 SH       SOLE                 10,059
AMERICAN EXPRESSCOMPANY           COM          02581610           307         5,446 SH       SOLE                 5,446
AMERICAN INTERNATIONAL GROUP      COM          02687410         1,361        20,720 SH       SOLE                 20,720
ANHEUSER BUSCHCOMPANIES INC       COM          03522910           244         4,811 SH       SOLE                 4,811
APPLIED MATERIALS INC             COM          03822210           182        10,615 SH       SOLE                 10,615
AQUILA INC                        COM          03840P10            84        22,690 SH       SOLE                 22,690
ARCHER-DANIELS-MIDLAND CO         COM          03948310           208         9,333 SH       SOLE                 9,333
AT&T CORP                         COM          00195750           629        32,986 SH       SOLE                 32,986
BANK OF AMERICA CORP              COM          06050510         1,550        32,984 SH       SOLE                 32,984
BANK OF NEW YORK CO INC           COM          06405710           211         6,328 SH       SOLE                 6,328
BB&T CORP                         COM          05493710           220         5,227 SH       SOLE                 5,227
BELLSOUTH CORP                    COM          07986010           725        26,102 SH       SOLE                 26,102
BOEING CO                         COM          09702310           412         7,949 SH       SOLE                 7,949
BRISTOL MYERS SQUIBB CO           COM          11012210           553        21,595 SH       SOLE                 21,595
BURLINGTON NORTHERN SANTA FE      COM          12189T10           211         4,456 SH       SOLE                 4,456
CALPINE CORP                      COM          13134710           130        32,923 SH       SOLE                 32,923
CARDINAL HEALTH INC               COM          14149Y10           275         4,726 SH       SOLE                 4,726
CATERPILLAR INC                   COM          14912310           261         2,674 SH       SOLE                 2,674
CENTERPOINT ENERGY INC            COM          15189T10           157        13,859 SH       SOLE                 13,859
CHEVRONTEXACO CORP                COM          16676410         1,422        27,077 SH       SOLE                 27,077
CISCO SYSTEMS INC                 COM          17275R10           579        29,981 SH       SOLE                 29,981
CITIGROUP INC                     COM          17296710         2,590        53,757 SH       SOLE                 53,757
COCA COLA CO                      COM          19121610           616        14,795 SH       SOLE                 14,795
CONOCOPHILLIPS                    COM          20825C10           666         7,673 SH       SOLE                 7,673
CONSOLIDATED EDISON INC           COM          20911510           212         4,853 SH       SOLE                 4,853
COSTCO WHOLESALE CORP-NEW         COM          22160K10           305         6,309 SH       SOLE                 6,309
DELL INC                          COM          24702R10           339         8,047 SH       SOLE                 8,047
DELPHI CORP                       COM          24712610           165        18,263 SH       SOLE                 18,263
DOMINION RESOURCES INC VA NEW     COM          25746U10           234         3,448 SH       SOLE                 3,448
DOW CHEMICAL CO                   COM          26054310           398         8,046 SH       SOLE                 8,046
DUKE ENERGY CORP                  COM          26439910           455        17,981 SH       SOLE                 17,981
DYNEGY INC (HOLDING CO)           COM          26816Q10           130        28,089 SH       SOLE                 28,089
E I DU PONT DE NEMOURS & CO       COM          26353410           446         9,086 SH       SOLE                 9,086
EL PASO CORPORATION               COM          28336L10           109        10,525 SH       SOLE                 10,525
ELI LILLY & CO                    COM          53245710           437         7,706 SH       SOLE                 7,706
EMC CORP-MASS                     COM          26864810           179        12,006 SH       SOLE                 12,006
EMERSON ELECTRIC CO               COM          29101110           221         3,155 SH       SOLE                 3,155
ENSCO INTERNATIONAL INC           COM          26874Q10           985        31,033 SH       SOLE                 31,033
ENTERGY CORP NEW                  COM          29364G10           221         3,269 SH       SOLE                 3,269
EQUITY OFFICE PROPERTIES TRUST    COM          29474110           241         8,267 SH       SOLE                 8,267
EXELON CORP                       COM          30161N10           244         5,528 SH       SOLE                 5,528
EXXON MOBIL CORP                  COM          30231G10         2,882        56,222 SH       SOLE                 56,222
FANNIE MAE                        COM          31358610         1,571        22,067 SH       SOLE                 22,067
FIFTH THIRD BANCORP               COM          31677310           249         5,258 SH       SOLE                 5,258
FORD MOTOR CO DEL                 COM          34537086         1,273        86,931 SH       SOLE                 86,931
FPL GROUP INC                     COM          30257110           216         2,888 SH       SOLE                 2,888
FREDDIE MAC-VOTINGCOMMON          COM          31340030           646         8,766 SH       SOLE                 8,766
GENERAL ELECTRIC CO               COM          36960410         2,549        69,841 SH       SOLE                 69,841
GENERAL MOTORS CORP               COM          37044210         1,383        34,527 SH       SOLE                 34,527
GOLDMAN SACHS GROUP INC           COM          38141G10           626         6,019 SH       SOLE                 6,019
HARTFORD FINANCIAL SERVICES       COM          41651510           229         3,301 SH       SOLE                 3,301
HEWLETT PACKARD CO                COM          42823610           627        29,894 SH       SOLE                 29,894
HOME DEPOT INC                    COM          43707610           645        15,086 SH       SOLE                 15,086
HONEYWELL INTL INC                COM          43851610           283         7,991 SH       SOLE                 7,991
INTEL CORP                        COM          45814010           800        34,211 SH       SOLE                 34,211
INTERNATIONAL BUSINESS            COM          45920010           954         9,680 SH       SOLE                 9,680
INTERNATIONAL PAPER CO            COM          46014610           261         6,215 SH       SOLE                 6,215
JOHNSON & JOHNSON                 COM          47816010           875        13,802 SH       SOLE                 13,802
JPMORGAN CHASE & CO               COM          46625H10         1,232        31,587 SH       SOLE                 31,587
KEYCORP NEW                       COM          49326710           208         6,142 SH       SOLE                 6,142
KIMBERLY CLARK CORP               COM          49436810           259         3,934 SH       SOLE                 3,934
KRAFT FOODS INC                   COM          50075N10           285         7,997 SH       SOLE                 7,997
KROGER CO                         COM          50104410           341        19,434 SH       SOLE                 19,434
LEHMAN BROTHERS HOLDINGS INC      COM          52490810           460         5,259 SH       SOLE                 5,259
LIBERTY MEDIA CORP                COM          53071810           215        19,622 SH       SOLE                 19,622
LOEWS CORP                        COM          54042410           228         3,237 SH       SOLE                 3,237
LOWESCOMPANIES INC                COM          54866110           273         4,748 SH       SOLE                 4,748
MARATHON OIL CORP                 COM          56584910           282         7,488 SH       SOLE                 7,488
MBNA CORP                         COM          55262L10           285        10,107 SH       SOLE                 10,107
MCDONALDS CORP                    COM          58013510           306         9,553 SH       SOLE                 9,553
MCKESSON CORP                     COM          58155Q10           264         8,383 SH       SOLE                 8,383
MERCK & CO INC                    COM          58933110           982        30,555 SH       SOLE                 30,555
MERRILL LYNCH & CO INC            COM          59018810           791        13,240 SH       SOLE                 13,240
METLIFE INC                       COM          59156R10           422        10,426 SH       SOLE                 10,426
MICROSOFT CORP                    COM          59491810         1,353        50,652 SH       SOLE                 50,652
MORGAN STANLEY                    COM          61744644           977        17,606 SH       SOLE                 17,606
MOTOROLA INC                      COM          62007610           345        20,066 SH       SOLE                 20,066
NATIONAL CITY CORP                COM          63540510           292         7,785 SH       SOLE                 7,785
OCCIDENTAL PETE CORP              COM          67459910           258         4,417 SH       SOLE                 4,417
PEPSICO INC                       COM          71344810           425         8,149 SH       SOLE                 8,149
PFIZER INC                        COM          71708110         1,031        38,333 SH       SOLE                 38,333
PG&E CORP                         COM          69331C10           201         6,032 SH       SOLE                 6,032
PNC FINANCIAL SVCS GROUP INC      COM          69347510           205         3,574 SH       SOLE                 3,574
PROCTER & GAMBLE CO               COM          74271810           653        11,858 SH       SOLE                 11,858
PRUDENTIAL FINANCIAL INC          COM          74432010           372         6,774 SH       SOLE                 6,774
PUBLIC SERVICE ENTERPRISE         COM          74457310           206         3,981 SH       SOLE                 3,981
QWESTCOMMUNICATIONS               COM          74912110           177        39,871 SH       SOLE                 39,871
RELIANT ENERGY INC                COM          75952B10           150        10,956 SH       SOLE                 10,956
RITE AID CORP                     COM          76775410            61        16,641 SH       SOLE                 16,641
SAFEWAY INC                       COM          78651420           247        12,505 SH       SOLE                 12,505
SBCCOMMUNICATIONS INC             COM          78387G10         1,521        59,020 SH       SOLE                 59,020
SCHERING PLOUGH CORP              COM          80660510           288        13,805 SH       SOLE                 13,805
SEARS ROEBUCK & CO                COM          81238710           313         6,141 SH       SOLE                 6,141
SOLECTRON CORP                    COM          83418210            91        17,007 SH       SOLE                 17,007
SOUTHERN CO                       COM          84258710           369        10,996 SH       SOLE                 10,996
SPRINT CORP                       COM          85206110           331        13,307 SH       SOLE                 13,307
ST PAUL TRAVELERSCOMPANIES        COM          79286010           495        13,347 SH       SOLE                 13,347
SUN MICROSYSTEMS INC              COM          86681010           192        35,737 SH       SOLE                 35,737
SUNTRUST BANKS INC                COM          86791410           250         3,386 SH       SOLE                 3,386
TARGET CORP                       COM          87612E10           387         7,457 SH       SOLE                 7,457
TENET HEALTHCARE CORP             COM          88033G10           145        13,229 SH       SOLE                 13,229
TEXAS INSTRUMENTS INC             COM          88250810           233         9,466 SH       SOLE                 9,466
TXU CORP                          COM          87316810           224         3,463 SH       SOLE                 3,463
UNION PACIFIC CORP                COM          90781810           281         4,185 SH       SOLE                 4,185
UNITED PARCEL SVC INC             COM          91131210           515         6,024 SH       SOLE                 6,024
UNITED TECHNOLOGIES CORP          COM          91301710           265         2,564 SH       SOLE                 2,564
VERIZONCOMMUNICATIONS             COM          92343V10         1,259        31,081 SH       SOLE                 31,081
WACHOVIA CORP 2ND NEW             COM          92990310           690        13,127 SH       SOLE                 13,127
WAL-MART STORES INC               COM          93114210         1,657        31,370 SH       SOLE                 31,370
WALGREEN CO                       COM          93142210           234         6,092 SH       SOLE                 6,092
WALT DISNEY CO HOLDING CO         COM          25468710           288        10,348 SH       SOLE                 10,348
WASHINGTON MUTUAL INC             COM          93932210           433        10,242 SH       SOLE                 10,242
WELLS FARGO & CO                  COM          94974610           876        14,090 SH       SOLE                 14,090
WEYERHAEUSER CO                   COM          96216610           206         3,061 SH       SOLE                 3,061
WINN-DIXIE STORES INC             COM          97428010            75        16,566 SH       SOLE                 16,566
WYETH                             COM          98302410           385         9,050 SH       SOLE                 9,050
XCEL ENERGY INC                   COM          98389B10           199        10,935 SH       SOLE                 10,935
3MCOMPANY                         COM          88579Y10           353         4,296 SH       SOLE                 4,296
                                                                   64,306